Financial risk and capital management - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 351	$ (1,745)	$ (708)
Commodity price sensitivity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Gains (losses) derivative financial instruments	$ (1,041)	$ 739	$ 951
Commodity price sensitivity [Member] | Crude oil and refined products [Member] | Minimum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	442	666
Commodity price sensitivity [Member] | Crude oil and refined products [Member] | Maximum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(442)	(666)
Commodity price sensitivity [Member] | Natural gas and electricity [Member] | Minimum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	86	(3)
Commodity price sensitivity [Member] | Natural gas and electricity [Member] | Maximum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (52)	$ 140
Equity price risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	35.00%	35.00%
Equity price risk [Member] | Minimum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net gains (losses)	$ (552)	$ (450)
Equity price risk [Member] | Maximum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net gains (losses)	$ 552	$ 450
Currency risk sensitivity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	11.00%	12.00%
Currency risk sensitivity [Member] | Impact From An 11% Strengthening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 1,519
Currency risk sensitivity [Member] | Impact From An 11% Strengthening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	406
Currency risk sensitivity [Member] | Impact From An 11% Strengthening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	903
Currency risk sensitivity [Member] | Impact From An 11% Strengthening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(413)
Currency risk sensitivity [Member] | Impact From An 11% Strengthening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(418)
Currency risk sensitivity [Member] | Impact From An 11% Strengthening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(92)
Currency risk sensitivity [Member] | Impact From An 11% Weakening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(1,519)
Currency risk sensitivity [Member] | Impact From An 11% Weakening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(406)
Currency risk sensitivity [Member] | Impact From An 11% Weakening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(903)
Currency risk sensitivity [Member] | Impact From An 11% Weakening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	413
Currency risk sensitivity [Member] | Impact From An 11% Weakening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	418
Currency risk sensitivity [Member] | Impact From An 11% Weakening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 92
Currency risk sensitivity [Member] | Impact From An 12% Strengthening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		$ 3,552
Currency risk sensitivity [Member] | Impact From An 12% Strengthening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		837
Currency risk sensitivity [Member] | Impact From An 12% Strengthening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		750
Currency risk sensitivity [Member] | Impact From An 12% Strengthening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		(889)
Currency risk sensitivity [Member] | Impact From An 12% Strengthening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		(259)
Currency risk sensitivity [Member] | Impact From An 12% Strengthening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		(389)
Currency risk sensitivity [Member] | Impact From An 12% Weakening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		(3,552)
Currency risk sensitivity [Member] | Impact From An 12% Weakening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		(837)
Currency risk sensitivity [Member] | Impact From An 12% Weakening Of Given Currency VS USD On Shareholders Equity Through OCI [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		(750)
Currency risk sensitivity [Member] | Impact From An 12% Weakening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Norwegian Kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		889
Currency risk sensitivity [Member] | Impact From An 12% Weakening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		259
Currency risk sensitivity [Member] | Impact From An 12% Weakening Of Given Currency VS USD On Shareholders Equity Through P&L [Member] | Great Britain Pound (GBP) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments		$ 389
Interest rate sensitivity [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	1.30%	1.20%
Interest rate sensitivity [Member] | Minimum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net gains (losses)	$ 336	$ 369
Interest rate sensitivity [Member] | Maximum (%) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net gains (losses)	$ (333)	$ (366)